Summary of Significant Accounting Policies (Details Narrative) (10-K) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 02, 2017	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($)	Sep. 16, 2019
Cash equivalents
Insurance fund covering description				Under the EU banking directive of 94/19/EC, both Germany and France created insurance funds covering 100,000 EUR per account.
Impairment of intangible assets				$ 8,598
Deferred tax liabilities		$ 389		376
Revenues, net		$ 7,295		$ 4,271
Forfeiture rate awards percentage	0.00%
Number of reporting units | Integer				1
Number of operating segments | Integer				1
Facebank AG [Member]
Ownership interest percentage				49.00%
Deferred tax liabilities				$ 1,200
Nexway AG [Member]
Ownership interest percentage						62.30%
Impairment of intangible assets				(450)
Deferred tax liabilities				$ 500
Furniture and Fixtures [Member]
Property and equipment estimated useful life				5 years
Two Vendors [Member]
Concentration risk, percentage				47.00%
Accounts Receivable [Member]
Concentration risk, percentage				10.00%
Accounts Payable [Member] | Two Vendors [Member]
Concentration risk, percentage				60.00%
Evolution AI Corporation [Member]
Ownership interest percentage		99.70%		99.70%
Deferred tax liabilities					$ 36,900
Non controlling interest percentage					32.00%
Nexway AG [Member]
Ownership interest percentage				62.30%
Highlight Finance Corp [Member]
Ownership interest percentage		70.00%		70.00%
Pulse Evolution Corporation [Member]
Ownership interest percentage		76.00%		68.00%
Namegames [Member]
Deferred tax liabilities					$ 200